Income Taxes (Table 6) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 490.9	$ 359.7	$ 400.6
Additions for tax positions of prior years	64.5	41.5	5.5
Reductions for tax positions of prior years	(50.2)	(14.2)	(124.2)
Additions based on tax positions related to the current year	38.2	102.3	89.9
Foreign currency translation	(27.0)	7.9	2.9
Lapse of statute of limitations	(1.9)	(6.3)	(15.0)
Settlements with tax authorities	(1.0)	0.0	0.0
Unrecognized tax benefits, ending balance	$ 513.5	$ 490.9	$ 359.7